Share-Based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2024
Number of Options
Beginning balance outstanding (in shares)	0	0	1,082,893
Granted (in shares)	0	1,082,893	3,720,112
Exercised (in shares)		0	(811)
Forfeited and expired (in shares)		0	(707,957)
Ending balance outstanding (in shares)		1,082,893	4,094,237	1,082,893
Vested and expected to vest (in shares)		1,082,893		1,082,893
Exercisable (in shares)		190,978	268,315	190,978
Weighted Average Exercise Price
Beginning balance outstanding (in dollars per share)	$ 0	$ 0	$ 6.16
Granted (in dollars per share)		6.16	8.61
Exercised (in dollars per share)		0	6.16
Forfeited and expired (in dollars per share)			6.16
Ending balance outstanding (in dollars per share)		6.16	8.39	$ 6.16
Vested and expected to vest (in dollars per share)		6.16		6.16
Exercisable (in dollars per share)		$ 6.16	$ 6.20	$ 6.16
Stock Options, Additional Disclosures
Weighted average remaining contractual term		9 years 10 months 24 days	9 years 6 months	9 years 10 months 24 days
Vested and expected to vest weighted average remaining contractual term		9 years 10 months 24 days
Exercisable weighted average remaining contractual term		9 years 10 months 24 days	9 years 2 months 12 days
Beginning balance outstanding aggregate intrinsic value	$ 0	$ 0	$ 0
Exercised aggregate intrinsic value			5
Ending balance outstanding aggregate intrinsic value		0	14,815	$ 0
Vested and expected to vest aggregate intrinsic value		0		0
Exercisable aggregate intrinsic value		$ 0	$ 1,528	$ 0